Fair Value Measurement - Sponsor Loan Measurement (Details) - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 07, 2021
Level 3
Fair Value Measurement
Fair Value					$ 18,655,000	$ 28,676,645
Sponsor Loans
Fair Value Measurement
Fair Value				$ 1,000,000	5,490,000
Unpaid Principal Balance				6,900,000	6,900,000
Sponsor Loans | Level 3
Fair Value Measurement
Fair Value	$ 1,664,000	$ 1,673,000	$ 653,000	1,000,000	$ 5,490,000	$ 6,900,000
Unpaid Principal Balance	$ 6,900,000			$ 6,900,000